Inventories - Schedule of Inventories (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [abstract]
Consumable stores	$ 280.0	$ 346.7	$ 346.3